Intangible assets (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Intangible assets
Intangible assets other than goodwill at beginning of period	€ 56		€ 13	€ 17
Additions	40,143		62	6
Cost of disposals			(2)
Amortization	(38)		(19)	(10)
Intangible assets other than goodwill at end of period	40,161		56	13
Upfront payment | $		$ 30.0
Development milestone payment | $		$ 10.0
Commitments to acquire additional intangible assets	0
Intangible assets are pledged as security	0
Software
Intangible assets
Intangible assets other than goodwill at beginning of period	56		13	17
Additions	262		62	6
Cost of disposals			(2)
Amortization	(38)		(19)	(10)
Intangible assets other than goodwill at end of period	€ 280		56	13
Amortization period	3 years	3 years
Intangibles acquired separately
Intangible assets
Additions	€ 39,881
Intangible assets other than goodwill at end of period	39,881
Intangibles not yet available for use
Intangible assets
Development milestone payment | $		$ 5.0
Cost
Intangible assets
Intangible assets other than goodwill at beginning of period	159		99	93
Intangible assets other than goodwill at end of period	40,302		159	99
Cost | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	159		99	93
Intangible assets other than goodwill at end of period	421		159	99
Cost | Intangibles acquired separately
Intangible assets
Intangible assets other than goodwill at end of period	39,881
Accumulated depreciation and amortization
Intangible assets
Intangible assets other than goodwill at beginning of period	(103)		(86)	(76)
Cost of disposals				2
Intangible assets other than goodwill at end of period	(141)		(103)	(86)
Accumulated depreciation and amortization | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	(103)		(86)	(76)
Cost of disposals				2
Intangible assets other than goodwill at end of period	€ (141)		€ (103)	€ (86)